Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Adaptive Alpha Opportunities ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%	11.99%	10.85%
Adaptive Hedged Multi-Asset Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%	1.96%	2.40%
RH Tactical Outlook ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.69%	7.18%	6.20%
RH Tactical Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	8.76%	6.16%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.16%	13.88%	10.43%
Morningstar Moderate Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.96%	10.07%	8.38%
Bloomberg Capital US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	2.42%
CRSP US Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%	15.24%
S&P 500
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%	13.73%